Note 3 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Disposal Groups, Including Discontinued Operations [Table Text Block]
May 6, 2025
Cash and cash equivalents and restricted cash	$131,791
Margin deposits	28,247
Accounts receivable, net	37,443
Inventories	38,377
Due from related parties	12,157
Fair value of derivatives	256
Insurance claims receivable	3,291
Prepayments and other assets	37,022
Vessels held for sale	7,801
Vessels and advances, net	634,727
Deferred charges, net	21,583
Operating leases, right-of-use assets	246,689
Total assets	1,199,384
Long-term debt, net of deferred financing costs	(171,910)
Accounts payable	(27,330)
Due to related parties	(16,407)
Operating lease liabilities	(242,150)
Accrued liabilities	(13,505)
Unearned revenue	(14,102)
Fair value of derivatives	(6,078)
Other current liabilities	(8,663)
Total liabilities	(500,145)
Net assets of Costamare Bulkers	$699,239

Dry Bulk-Related Business [Member]
Disposal Groups, Including Discontinued Operations [Table Text Block]
December 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$47,754
Restricted cash	941
Margin deposits	45,221
Accounts receivable, net	39,646
Inventories	44,500
Due from related parties	7,014
Fair value of derivatives	197
Insurance claims receivable	2,842
Prepayments and other assets	49,795
Total current assets of discontinued operations	$237,910

FIXED ASSETS, NET:
Vessels and advances, net	$671,844
Fixed assets of discontinued operations	$671,844

NON-CURRENT ASSETS:
Accounts receivable, net, non-current	$1,610
Deferred charges, net	19,119
Due from related parties, non-current	1,050
Fair value of derivatives, non-current	147
Restricted cash, non-current	9,236
Operating leases, right-of-use assets	297,975
Total non-current assets of discontinued operations	$329,137

CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	$30,505
Accounts payable	41,477
Due to related parties	5,319
Operating lease liabilities, current portion	205,172
Accrued liabilities	11,213
Unearned revenue	22,911
Fair value of derivatives	14,465
Other current liabilities	3,905
Total current liabilities of discontinued operations	$334,967

NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	$305,724
Operating lease liabilities, non-current portion	87,424
Fair value of derivatives, non-current portion	5,174
Total non-current liabilities of discontinued operations	$398,322
	Year ended December 31, 2023	Year ended December 31, 2024	Period from January 1, 2025 to May 6, 2025
REVENUES:
Voyage revenue	$663,117	$985,315	$239,719
Voyage revenue – related parties	-	210,087	87,683
Total voyage revenue	663,117	1,195,402	327,402
EXPENSES:
Voyage expenses	(263,366)	(345,289)	(107,383)
Charter-in hire expenses	(340,926)	(706,569)	(166,506)
Voyage expenses-related parties	(2,112)	(9,403)	(3,765)
Vessels’ operating expenses	(97,220)	(82,288)	(27,165)
General and administrative expenses	(5,992)	(8,788)	(8,950)
Management and agency fees-related parties	(28,774)	(30,640)	(10,760)
Amortization of dry-docking and special survey costs	(4,438)	(6,282)	(2,337)
Depreciation	(39,621)	(37,385)	(14,044)
Gain / (loss) on sale of vessels, net	(5,324)	3,788	(4,669)
Loss on vessel held for sale	(2,305)	-	(1,579)
Vessel impairment loss	(434)	-	(179)
Foreign exchange gains	431	11	219
Operating loss	(126,964)	(27,443)	(19,716)
OTHER INCOME / (EXPENSES):
Interest income	2,365	1,473	239
Interest and finance costs	(24,806)	(23,503)	(7,313)
Other, net	5,109	1,477	(47)
Gain /(loss) on derivative instruments, net	6,415	(43,013)	(710)
Total other expenses, net	(10,917)	(63,566)	(7,831)
Net loss from discontinued operations	$(137,881)	$(91,009)	$(27,547)